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                               RYDEX DYNAMIC FUNDS

                     SUPPLEMENT DATED OCTOBER 2, 2001 TO THE
        RYDEX DYNAMIC FUNDS C-CLASS SHARES PROSPECTUS, DATED MAY 1, 2001

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

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THE FOLLOWING TEXT REPLACES THE FIRST LINE OF THE TEXT IN THE "SHAREHOLDER FEES"
SECTION UNDER "FEES AND EXPENSES OF THE FUND" FOR EACH FUND IN THE PROSPECTUS:

Maximum Deferred Sales Charge(Load)* (as a percentage of initial purchase price).....................................................................1.00%

THE FOLLOWING SENTENCE REPLACES THE SECOND SENTENCE FOLLOWING "SALES CHARGES" ON PAGE 26 OF THE PROSPECTUS :

If you sell your shares within 12 months of purchase, you will normally have to pay a 1% CDSC based on your initial purchase price.

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                          PLEASE RETAIN THIS SUPPLEMENT
                              FOR FUTURE REFERENCE